UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.1%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$650	$729,859

		$729,859

Education — 19.2%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$262,388
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	256,635
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	227,161
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,650	1,834,519
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,760,085
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,731,757
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,179,539
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,462,984

		$12,715,068

Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,000	$1,119,810
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,590

		$2,636,400

General Obligations — 17.2%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$358,157
Gloucester County, 4.00%, 10/1/20	130	151,057
Gloucester County, 4.00%, 10/1/21	530	616,687
Gloucester County, 4.00%, 10/1/22	450	517,032
Gloucester County, 5.00%, 10/1/23	320	390,880
Gloucester County, 5.00%, 10/1/24	320	386,371
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28	1,850	2,199,114
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	2,108,856
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,178,419
New Jersey, 5.00%, 8/15/19	1,500	1,863,285
West Morris Regional High School District, 4.50%, 5/1/23	640	768,646
West Morris Regional High School District, 4.50%, 5/1/24	705	839,965

		$11,378,469

Hospital — 21.9%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$87,425
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,355,265
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,458,750
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,164,550

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	$915	$971,950
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525	1,527,959
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,160,040
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,088,070
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,485,921
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,201,162

		$14,501,092

Housing — 3.6%
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$688,412
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,640	1,674,997

		$2,363,409

Industrial Development Revenue — 8.9%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$502,190
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	552,652
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	1,070	1,070,353
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	215	215,277
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	812,348
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	251,049
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,456,488

		$5,860,357

Insured-Education — 1.2%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$825	$794,417

		$794,417

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$673,451

		$673,451

Insured-Gas Utilities — 7.3%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$4,575	$4,838,978

		$4,838,978

Insured-General Obligations — 3.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,119,880
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,454,408

		$2,574,288

Insured-Hospital — 4.9%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$799,755
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	395	415,888

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	$500	$526,440
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,508,147

		$3,250,230

Insured-Housing — 5.1%
New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,391,390

		$3,391,390

Insured-Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,679,445
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,244,130

		$2,923,575

Insured-Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,351,390
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,357,733
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,041,593
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,535	292,804
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,810	607,619

		$7,651,139

Insured-Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,412,312

		$2,412,312

Insured-Transportation — 0.6%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$362,193

		$362,193

Insured-Water and Sewer — 3.2%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,102,805

		$2,102,805

Lease Revenue/Certificates of Participation — 5.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,668,135
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,815,362

		$3,483,497

Other Revenue — 5.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$493,344
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	366,926
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,231,332
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	685,224

		$3,776,826

Senior Living/Life Care — 3.1%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$494,751
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	806,436
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	755,448

		$2,056,635

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,435
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	176,398
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	559,610
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	575,195

		$1,413,638

Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.477%, 6/1/36(1)(2)(3)	$2,500	$2,401,375

		$2,401,375

Transportation — 19.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,138,419
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,153,872
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,174,212
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	286,345
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	611,726
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,995,064
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,303,108
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,187,972

		$12,850,718

Total Tax-Exempt Investments — 162.1% (identified cost $99,307,710)		$107,142,121

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.6)%		$(33,426,117)

Other Assets, Less Liabilities — (11.5)%		$(7,626,066)

Net Assets Applicable to Common Shares — 100.0%		$66,089,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2012, 28.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2012.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $401,375.

A summary of open financial instruments at February 29, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	145 U.S. 30-Year Treasury Bond	Short	$(20,418,689)	$(20,540,156)	$(121,467)

At February 29, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $121,467.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,816,286

Gross unrealized appreciation	$8,733,080
Gross unrealized depreciation	(862,245)

Net unrealized appreciation	$7,870,835

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$107,142,121	$—	$107,142,121
Total Investments	$—	$107,142,121	$—	$107,142,121

Liability Description
Futures Contracts	$(121,467)	$—	$—	$(121,467)
Total	$(121,467)	$—	$—	$(121,467)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012